Equity - General information (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]	Jan. 01, 2019	Dec. 31, 2018 [1]
Disclosure of classes of share capital [line items]
Equity	€ 35,361,000,000	€ 37,200,000,000	€ 34,561,000,000	€ 33,364,000,000	€ 33,365,000,000
Shares issued (in shares)	2,660,056,599	2,660,056,599	2,660,056,599		2,660,056,599
Par value (in euros per share)	€ 4
Issued capital [member]
Disclosure of classes of share capital [line items]
Equity	€ 10,640,226,396	€ 10,640,000,000	€ 10,640,000,000		€ 10,640,000,000

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)